245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Contrafund (the trust): File Nos. 002-25235 and 811-01400

Fidelity Advisor New Insights Fund

Fidelity Advisor Series Opportunistic Insights Fund

Fidelity Contrafund

Fidelity Contrafund K6

Fidelity Flex Opportunistic Insights Fund

Fidelity Series Opportunistic Insights Fund (the funds)

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust